Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies:

Contingencies

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments

Future minimum contractual charter revenue, based on vessels committed to non-cancelable, time charter contracts as of June 30, 2018, will be $4,867 during 2018. These amounts do not include any assumed off-hire.

In April 2018, the Company moved into its new office spaces under a five year lease term, with a Company option to extend the lease term for another five years. The monthly rent is Euro 13,000 (or $15,155 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.1658 as of June 30, 2018), which is adjusted annually by one percent for inflation. The first year rent payments have been prepaid as of June 30, 2018. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in General and administrative expenses.

The following table sets forth the Company's office rental obligations as at June 30, 2018:

Twelve month periods ending June 30,	Amount
2019	38
2020	184
2021	186
2022	188
2023	150
Total	746